Discontinued operations	12 Months Ended
Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations
7. Discontinued operations
On October 27, 2021, the Company completed a sale of the Tocantinzinho project, a non-core gold asset. Consideration includes:
•$20,000 cash and 46,926,372 shares of G Mining Ventures Corp ("GMIN"), or approximately 19.9% of GMIN shares outstanding; and
•deferred cash consideration of $60,000 to be paid subject to Tocantinzinho achieving commercial production, payable on the first anniversary of commercial production ("Deferred Consideration").
The purchaser has the option to defer 50% of the Deferred Consideration at a cost of $5,000, in which case $30,000 is payable upon the first anniversary of the commencement of commercial production and $35,000 is payable upon the second anniversary of the commencement of commercial production. The Company has not recorded any consideration for these contingent payments.
The sale represents the net assets in the Company's Brazil reporting segment. As a result, the project has been presented as a discontinued operation as at December 31, 2021. The gain on disposition includes the following:

Net proceeds:
Cash received	$20,000
Shares received	33,036
Disposal costs incurred	(1,279)
Working capital changes	59
$51,816
Net assets sold:
Cash	$340
Accounts receivable and other	1,101
Property, plant and equipment	47,466
Accounts payable and accrued liabilities	(331)
Capital lease obligations	(92)
$48,484

Gain on disposition of Tocantinzinho	$3,332

Prior to closing the sale of the Tocantinzinho project, the Company recorded impairment of $160,140 on Tocantinzinho to recognize the mineral properties and capitalized development at their estimated fair value, based on the plan to sell the asset. The fair value of the disposal group was initially reduced to $48,000, which reflected the estimated cash and share consideration, less costs of disposal.
7. Discontinued operations (continued)
The results from operations from the Brazil reporting segment include:

	Year ended December 31,
	2021	2020

Expenses	$(1,004)	$(3,763)
Impairment of property and equipment	(160,140)	—
Gain on disposition of Tocantinzinho	3,332	—
Gain on disposition of Vila Nova	—	2,451
Loss from operations	(157,812)	(1,312)
Income tax (recovery) expense	(11,010)	5,040
Loss from discontinued operations, net of tax attributable to shareholders of the Company	$(146,802)	$(6,352)

Basic loss per share attributable to shareholders of the Company	$(0.81)	$(0.04)
Diluted loss per share attributable to shareholders of the Company	$(0.81)	$(0.04)

In September 2020, the Company sold Vila Nova for proceeds of $10,000. As at the date of sale, Vila Nova assets held for sale were $11,800 and liabilities associated with assets held for sale were $4,251, resulting in a gain on disposition of $2,451.